Promissory Notes - Schedule of Promissory Notes (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Principal Amount	$ 33,598	$ 57,811	$ 565
Carrying Amount	38,744	58,121	568
Less: Current portion		(58,121)	(568)
Long-term Note, less current portion	$ 1,716	$ 0	0
Convertible Debenture Due In June 2021 - YA II PN
Short-term Debt [Line Items]
Interest Rate	4.00%	4.00%
Principal Amount	$ 33,333	$ 57,500	0
Carrying Amount	$ 33,437	57,809	0
Vendor Notes Payable
Short-term Debt [Line Items]
Principal Amount		0	105
Carrying Amount		$ 0	105
Vendor Notes Payable | Minimum
Short-term Debt [Line Items]
Interest Rate		0.25%
Vendor Notes Payable | Maximum
Short-term Debt [Line Items]
Interest Rate		4.00%
Small Business Association Paycheck Protection Program
Short-term Debt [Line Items]
Interest Rate	1.00%	1.00%
Principal Amount	$ 265	$ 311	460
Carrying Amount	$ 265	$ 312	$ 463